Financial Instruments - Summary of Aging of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Aging Of Receivables [Line Items]
Receivables	$ 5,941	$ 3,046
0-60 Days
Disclosure Of Aging Of Receivables [Line Items]
Receivables	5,683	2,137
61-120 Days
Disclosure Of Aging Of Receivables [Line Items]
Receivables	$ 258	$ 909